EQUITY - Capital Stock (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital Stock
Capital stock	R$ 31,305,331	R$ 31,305,331
Quantity	1,352,634,100	1,352,634,100
Percentage of shares issued	100.00%	100.00%
Common shares
Capital Stock
Quantity	1,087,050,297	1,087,050,297
Percentage of shares issued	100.00%	100.00%
Preferred shares
Capital Stock
Face value	R$ 0	R$ 0
Voting rights (as a percent)	0.00%	0.00%
Class A
Capital Stock
Dividend rate (as a percent)	8.00%	8.00%
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Class B
Capital Stock
Dividend rate (as a percent)	6.00%	6.00%
Quantity	265,436,883	265,436,883
Percentage of shares issued	100.00%	100.00%
Union
Capital Stock
Quantity	554,397,196	554,397,196
Percentage of shares issued	40.99%	40.99%
Union | Common shares
Capital Stock
Quantity	554,395,652	554,395,652
Percentage of shares issued	51.00%	51.00%
Union | Class B
Capital Stock
Quantity	1,544	1,544
Percentage of shares issued	0.00%	0.00%
BNDESPAR
Capital Stock
Quantity	160,449,053	160,449,053
Percentage of shares issued	11.86%	11.86%
BNDESPAR | Common shares
Capital Stock
Quantity	141,757,951	141,757,951
Percentage of shares issued	13.04%	13.04%
BNDESPAR | Class B
Capital Stock
Quantity	18,691,102	18,691,102
Percentage of shares issued	7.04%	7.04%
BNDES
Capital Stock
Quantity	92,807,935	92,807,935
Percentage of shares issued	6.86%	6.86%
BNDES | Common shares
Capital Stock
Quantity	74,545,264	74,545,264
Percentage of shares issued	6.86%	6.86%
BNDES | Class B
Capital Stock
Quantity	18,262,671	18,262,671
Percentage of shares issued	6.88%	6.88%
Banco Classico
Capital Stock
Quantity	63,502,800	68,750,800
Percentage of shares issued	4.69%	5.08%
Banco Classico | Common shares
Capital Stock
Quantity	63,502,800	68,750,800
Percentage of shares issued	5.84%	6.32%
Fundos 3G Radar
Capital Stock
Quantity	43,376,300
Percentage of shares issued	3.21%
Fundos 3G Radar | Common shares
Capital Stock
Quantity	749,800
Percentage of shares issued	0.07%
Fundos 3G Radar | Class B
Capital Stock
Quantity	42,626,500
Percentage of shares issued	16.06%
American Depositary Receipts - ADRs
Capital Stock
Quantity	39,940,157	42,251,810
Percentage of shares issued	2.95%	3.12%
American Depositary Receipts - ADRs | Common shares
Capital Stock
Quantity	29,310,918	27,781,555
Percentage of shares issued	2.70%	2.56%
American Depositary Receipts - ADRs | Class B
Capital Stock
Quantity	10,629,239	14,470,255
Percentage of shares issued	4.00%	5.45%
Other
Capital Stock
Quantity	398,160,659	433,977,306
Percentage of shares issued	29.44%	32.08%
Other | Common shares
Capital Stock
Quantity	222,787,912	219,819,075
Percentage of shares issued	20.49%	20.22%
Other | Class A
Capital Stock
Quantity	146,920	146,920
Percentage of shares issued	100.00%	100.00%
Other | Class B
Capital Stock
Quantity	175,225,827	214,011,311
Percentage of shares issued	66.01%	80.63%
Minority share holders
Capital Stock
Quantity	493,757,410
Percentage of shares issued	53.74%
Minority share holders | Class B
Capital Stock
Quantity	116,122,934
Non resident minority shareholder
Capital Stock
Quantity	265,339,940
Non resident minority shareholder | Common shares
Capital Stock
Quantity	149,216,978
Non resident minority shareholder | Class A
Capital Stock
Quantity	28